UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-9603

                     AMERICAN AADVANTAGE SELECT FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2003

                  Date of reporting period: June 30, 2003


ITEM 1. REPORT TO STOCKHOLDERS.

                     [AMERICAN AADVANTAGE SELECT FUNDS LOGO]

--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003

[GLOBE GRAPHIC]

                                                               Money Market Fund
                                               U.S. Government Money Market Fund

                           Managed by AMR Investments

Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, AMR Investment Services, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American AAdvantage Select Funds

Letter to Shareholders
--------------------------------------------------------------------------------

Fellow Shareholders:

I am pleased to present you with the Semi-Annual Report for the American AAdvantage Select Funds for the six months ended June 30, 2003. While this period was marked with some uncertainty, investors were pleased as most major stock market indices posted positive returns for the first time in three years. June ended with a new low for interest rates as the Fed Funds rate was decreased by 25 basis points to 1.00%.

The past six months saw a quick resolution to the war in Iraq, the lowest interest rates in 45 years, the ongoing fight against global terrorism, the effects of the SARS epidemic, and a tax cut.

During this time, both Money Market Select Funds posted strong relative performance for the period. The Money Market Select Fund returned 0.61% for the six months, outperforming the Lipper Institutional Money Market Average return of 0.45%. The U.S. Government Money Market Select Fund outpaced the Lipper Institutional U.S. Government Money Market Average with a return of 0.60% versus 0.45% for the Average.

Additionally, the American AAdvantage Money Market Select Fund ranked #1 for the three-year period and #8 for the one-year period out of 84 and 136 AAA-Rated First Tier Institutional Money Market Funds, respectively, by iMoneyNet, Inc.*

In mid-July, Federal Reserve Chairman Alan Greenspan expressed his belief that the economy would post stronger growth by year's end. He cautioned against deflation, renewing his commitment to keep interest rates low for a prolonged period. Thus, we will continue to closely monitor Federal Reserve policy and structure the Funds accordingly.

Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. We value the trust you have placed in the American AAdvantage Select Funds. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Select Funds.

                                            Sincerely,

                                            /s/  WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Select Funds


* To arrive at these rankings, AMR Investments limited the First Tier Institutional Money Market category (as published by iMoneyNet, Inc.) to include only those funds with an AAA rating from any rating agency.

Among all First Tier Institutional Money Market Funds, the Fund ranked #3 among 178 funds for the past three years and #19 among 255 funds for the one-year period ended June 30, 2003.

American AAdvantage Select Funds

Market and Performance Overview
--------------------------------------------------------------------------------

The year began with the possibility of war with Iraq, unemployment on the rise and a stock market that had bounced back from previous lows. After a successful campaign in Iraq, the Bush Administration shifted its focus to stimulating the economy through tax cuts. However, a great deal of uncertainty surrounded short-term interest rates, as the world economy remained weak and excess capacity continued to hinder the goods and labor markets. Federal Reserve Chairman Alan Greenspan expressed concern over deflation, indicating that policymakers would be diligent in monitoring the potential threat of falling prices. Subsequently, the overnight Fed Funds Rate was lowered by 25 basis points to 1.00% in June. This was the lowest overnight level in over forty-five years. In addition, the housing market remained robust due to historically low interest rates, which prompted a refinancing boom. However, the employment picture remained weak, as the unemployment rate rose to 6.4% in June - a rate not seen since 1994. By the end of June, overall consumer confidence had picked up, and the stock market posted some significantly positive returns.

Looking forward, all indications are that the Federal Reserve Bank will continue to implement an accommodative monetary policy until they see a prolonged period of stronger economic data. The low interest rates should have a positive effect on consumer spending, while the recent drop in the dollar should spur commercial spending. This positive outlook has led many economists to forecast an increase in economic activity for the second half of the year.

The American AAdvantage Money Market Select Fund adopted a neutral stance in the first quarter of the year in anticipation of a stable interest rate environment. However, as forecasts indicated lower interest rates during the second quarter, the weighted average maturity was extended close to 60 days. This strategy proved successful as the Federal Reserve Bank lowered interest rates at the June 25th FOMC meeting.

For the six months ended June 30, 2003, the total return of the American AAdvantage Money Market Select Fund was 0.61%. The Fund outperformed the Lipper Institutional Money Market Average return of 0.45% by 16 basis points. Lipper Analytical Services ranked the Fund 16th among 282 and 4th among 224 Institutional Money Market Funds for the one-year and three-years ended June 30, 2003, respectively.

The Fund will continue to look for opportunities in both the variable rate securities and commercial paper markets in the months ahead.

As short-term interest rates remained flat to declining during the first half of the year, the American AAdvantage U.S. Government Money Market Select Fund maintained a weighted average maturity towards 60 days. This was accomplished primarily by purchasing fixed rate agencies with maturities of six months to one year. In addition to term agencies, the Fund maintained liquidity by investing in overnight investments such as repurchase agreements. This strategy worked well during the past six months as the Federal Reserve Bank lowered the Fed Funds Rate in June to 1.00%.

For the six months ended June 30, 2003, the total return of the American AAdvantage U.S. Government Money Market Select Fund was 0.60%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.45% by 15 basis points. Lipper Analytical Services ranked the Fund 10th among 140 Institutional U.S. Government Money Market Funds for the year ended June 30, 2003.

In anticipation of a prolonged period of a stable overnight rate, the Fund will seek to take advantage of a positively sloped yield curve. The weighted average maturity will likely remain in the 40 to 50 day range until the economy shows stronger signs of strength.

                               ANNUALIZED TOTAL RETURNS
                          ---------------------------------
                                    AS OF 6/30/03
                          ---------------------------------
                                       SINCE     INCEPTION
                           1 YEAR    INCEPTION      DATE
                          --------   ---------   ----------
Money Market               1.46%       5.51%      12/31/99
U.S. Government            1.40%       4.37%      12/1/01

Portfolio Statistics as of June 30, 2003
                               Money Market    U.S. Government
                               ------------    ---------------
7-Day Current Yield*               1.09%           1.09%
7-Day Effective Yield*             1.10%           1.09%
30-Day Yield*                      1.14%           1.17%
Weighted Average Msturity         37 Days         37 Days
Moody's Rating                      Aaa             Aaa
Standard & Poor's Rating            AAAm            AAAm

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

Money Market Portfolio - Top Ten Holdings as of June 30, 2003
Metropolitan Life Insurance Company         7.8%
Bank One, NA                                7.4%
General Electric Capital Assurance Co.      5.9%
National City Bank                          5.6%
Goldman Sachs Group, LP                     4.8%
Tulip Funding Corporation                   4.7%
General Electric Capital Corporation        4.3%
Southtrust Bank, NA                         3.6%
Merrill Lynch & Company, Inc.               3.6%
Branch Banking & Trust Company              3.6%

Past performance is not indicative of future performance. An investment in the American AAdvantage Select Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

American AAdvantage Select Funds

Statements of Assets And Liabilities   June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
in thousands, except share and per share amounts

                                                                    U.S. Government
                                                Money Market          Money Market
                                               --------------       ---------------
Assets:
  Investments in Portfolio, at value.........  $    3,234,775         $     170,426
  Receivable for expense
    reimbursement (Note 2)...................               1                     4
                                               --------------       ---------------
TOTAL ASSETS.................................       3,234,776               170,430
                                               --------------       ---------------
Liabilities:
  Dividends payable..........................           1,180                   110
  Other liabilities..........................              87                     9
                                               --------------       ---------------
TOTAL LIABILITIES............................           1,267                   119
                                               --------------       ---------------
NET ASSETS...................................  $    3,233,509         $     170,311
                                               ==============       ===============
ANALYSIS OF NET ASSETS:
  Paid-in-capital............................  $    3,233,516         $     170,311
  Undistributed net investment income........               2                    --
  Accumulated net realized loss..............              (9)                   --
                                               --------------       ---------------
NET ASSETS...................................  $    3,233,509         $     170,311
                                               ==============       ===============

Shares outstanding (no par value)............   3,233,516,019           170,310,924
                                               ==============       ===============

Net asset value, offering and redemption
  price per share............................  $         1.00         $        1.00
                                               ==============       ===============

                             See accompanying notes

American AAdvantage Select Funds

Statements of Operations   Six Months Ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
in thousands

                                                                     U.S. Government
                                                Money Market          Money Market
                                                ------------         ---------------
Investment Income Allocated From Portfolio:
  Interest income............................   $    24,524          $          763
  Portfolio Expenses.........................        (2,022)                    (71)
                                                ------------         ---------------
    Net investment income allocated
      from Portfolio.........................        22,502                     692
                                                ------------         ---------------
Fund Expenses:
  Transfer agent fees........................            23                      --
  Professional fees..........................            10                       9
  Registration fees and expenses.............           (28)                     --
  Other expenses.............................            38                      10
                                                ------------         ---------------
    Total fund expenses......................            43                      19
                                                ------------         ---------------
    Less reimbursement of expenses (Note 2)..             3                      21
                                                ------------         ---------------
    Net fund expenses........................            40                      (2)
                                                ------------         ---------------
Net Investment Income........................        22,462                     694
                                                ------------         ---------------
Realized Gain Allocated From Portfolio:
  Net realized gain on investments.........              20                       1
                                                ------------         ---------------
    Net gain on investments................              20                       1
                                                ------------         ---------------
Net increase in net assets resulting
  from operations..........................     $    22,482          $          695
                                                ============         ===============

                             See accompanying notes

American AAdvantage Select Funds

Statements Of Changes In Net Assets
--------------------------------------------------------------------------------
in thousands

                                              Money Market            U.S. Government Money
                                                                             Market
                                        -------------------------   -------------------------
                                        Six Months                  Six Months
                                          Ended       Year Ended      Ended       Year Ended
                                         June 30,    December 31,    June 30,    December 31,
                                           2003          2002          2003          2002
                                        -----------   -----------   -----------   -----------
                                        (Unaudited)                 (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
  Net investment income.............    $    22,462   $   121,044   $       694   $       802
  Net realized gain (loss) on
      investments...................             20            (9)            1             5
                                        -----------   -----------   -----------   -----------
    Net increase in net assets
      resulting from operations.....         22,482       121,035           695           807
                                        -----------   -----------   -----------   -----------
Distributions To Shareholders:
  Net investment income.............        (22,462)     (121,042)         (694)         (802)
  Net realized gain on investments..            (20)           --            (1)           (5)
                                        -----------   -----------   -----------   -----------
    Distributions to shareholders...        (22,482)     (121,042)         (695)         (807)
                                        -----------   -----------   -----------   -----------
Capital Share Transactions (at $1.00 per share):
  Proceeds from sales of shares.....     25,170,085    98,868,496       359,234     1,311,180
  Reinvestment of dividends and
    distributions...................          7,519        31,653             7            --
  Cost of shares redeemed...........    (26,974,129)  (99,459,138)     (298,944)   (1,203,988)
                                        -----------   -----------   -----------   -----------
    Net increase (decrease) in net
      assets from capital share
      transactions..................     (1,796,525)     (558,989)       60,297       107,192
                                        -----------   -----------   -----------   -----------
Net increase (decrease) in net
  assets............................     (1,796,525)     (558,996)       60,297       107,192
                                        -----------   -----------   -----------   -----------
Net Assets:
  Beginning of period...............      5,030,034     5,589,030       110,014         2,822
                                        -----------   -----------   -----------   -----------
  End of period*....................    $ 3,233,509   $ 5,030,034   $   170,311   $   110,014
                                        ===========   ===========   ===========   ===========
  * Includes undistributed net
      investment income of..........    $         2   $         2   $        --   $        --
                                        ===========   ===========   ===========   ===========


                             See accompanying notes

American AAdvantage Select Funds

Notes To Financial Statements  June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Note 1 - Organization and Significant Accounting Policies

Organization
American AAdvantage Select Funds (the "Trust") is organized as a
Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company with separate series. The following series are included in this report:
American AAdvantage Money Market Select Fund and American AAdvantage U.S. Government Money Market Select Fund (each a "Fund" and collectively the "Funds"). The American AAdvantage Money Market Select Fund commenced active operations on January 1, 2000 and the American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows: the American AAdvantage Money Market Select Fund invests assets in the AMR Investment Services Money Market Portfolio and the American AAdvantage U.S. Government Money Market Select Fund invests assets in the AMR Investment Services U.S. Government Money Market Portfolio. Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investments reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (76.84% and 69.50% at June 30, 2003, of the AMR Investment Services Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

The following is a summary of the significant accounting policies followed by the Funds.

Valuation of Investments
Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

Investment Income
Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination.

Dividends
The Funds generally declare dividends daily from net investment income and net short-term gains, if any, payable monthly. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles. As of June 30, 2003, the undistributed capital loss, on a tax basis, was approximately $9,000 for the American AAdvantage Money Market Select Fund.

Federal Income and Excise Taxes
It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. At June 30, 2003, the capital loss carryforward position for federal income tax purposes was approximately $9,000 for the American AAdvantage Money Market Select Fund which, if not offset by subsequent capital gains, will expire in 2010.

Expenses
Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

Valuation of Shares
The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Funds' total assets (which includes the value of the Funds' investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

American AAdvantage Select Funds

--------------------------------------------------------------------------------

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results may differ from those estimated.

Note 2 - Fees and Transactions with Affiliates
Reimbursement of Expenses
The Manager and the Trust entered into a Management Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. The Manager has contractually agreed to reimburse the Funds for other expenses through December 31, 2003 to the extent that total annual fund operating expenses exceed 0.12%. For the six months ended June 30, 2003, the Manager reimbursed expenses totaling $3,117 and $20,955 to the Money Market and U.S. Government Money Market Select Funds, respectively.

Other
Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2003, the cost of air transportation was not material to either of the Funds.

American AAdvantage Money Market Select Fund

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                               Six Months
                                                  Ended         Year Ended December 31,
                                                June 30,   ----------------------------------
                                                  2003        2002       2001(B)      2000
                                               ----------  ----------  ----------  ----------
                                               (Unaudited)
Net asset value, beginning of period.........  $     1.00  $     1.00  $     1.00  $     1.00
                                               ----------  ----------  ----------  ----------
  Net investment income(A)...................        0.01        0.02        0.04        0.06
  Less dividends from net investment income..       (0.01)      (0.02)      (0.04)      (0.06)
                                               ----------  ----------  ----------  ----------
Net asset value, end of period...............  $     1.00  $     1.00  $     1.00  $     1.00
                                               ==========  ==========  ==========  ==========
Total return.................................    0.61%(C)       1.81%       4.28%       6.58%
                                               ==========  ==========  ==========  ==========
Ratios and supplemental data:
  Net assets, end of period (in thousands)...  $3,233,509  $5,030,034  $5,589,030  $2,227,985
  Ratios to average net assets (annualized)(A):
    Expenses.................................       0.12%       0.11%       0.12%       0.12%
    Net investment income....................       1.26%       1.82%       3.84%       6.47%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager................................         --          --          --        0.03%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Prior to December 1, 2001, the American AAdvantage Money Market Select Fund was known as the American Select Cash Reserve Fund.

(C)  Not annualized.

American AAdvantage U.S. Government Money Market Select Fund

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                               Six Months
                                                  Ended     Year Ended    December 1 to
                                                June 30,   December 31,    December 31,
                                                  2003         2002           2001(B)
                                               ----------  ------------   -------------
                                               (Unaudited)
Net asset value, beginning of period.........  $     1.00  $       1.00   $        1.00
                                               ----------  ------------   -------------
  Net investment income(A)...................        0.01          0.02              --
  Less dividends from net investment income..       (0.01)        (0.02)             --
                                               ----------  ------------   -------------
Net asset value, end of period...............  $     1.00  $       1.00   $        1.00
                                               ==========  ============   =============
Total return.................................    0.60%(C)         1.74%        0.20%(C)
                                               ==========  ============   =============
Ratios and supplemental data:
  Net assets, end of period (in thousands)...  $  170,311  $    110,014   $       2,822
  Ratios to average net assets (annualized)(A):
    Expenses.................................       0.12%         0.12%           0.10%
    Net investment income....................       1.20%         1.75%           2.06%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager................................       0.04%         0.03%             --

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) The American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

(C)  Not annualized.

AMR Investment Services Money Market Portfolio

Schedule Of Investments  June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                PAR
                                                               AMOUNT        VALUE
                                                             ----------    ----------
TIME DEPOSITS - 10.10%
Den Danske Bank, 1.31%, Due 7/1/2003                         $  200,000    $  200,000
Societe Generale, 1.31%, Due 7/1/2003                           225,000       225,000
                                                                           ----------
       TOTAL TIME DEPOSITS                                                    425,000
                                                                           ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (Note E) - 34.13%
Bank One, NA,
  1.45%, Due 8/21/2003                                           25,000        25,007
  1.30%, Due 9/15/2003                                           75,000        75,034
  1.17%, Due 9/17/2003                                          213,000       213,061
Bank of New York, 1.36%, Due 10/20/2003                         100,000       100,024
Branch Banking & Trust Company, 1.22%, Due 2/10/2004            150,000       149,991
Canadian Imperial Bank of Commerce, 1.12%, Due 3/12/2004        100,000        99,996
FCC National Bank, 1.44%, Due 2/10/2004                          47,000        47,058
First Tennessee Bank, NA, 1.36%, Due 7/21/2004                   50,000        50,052
First Union National Bank,
  1.46%, Due 6/3/2004                                            96,500        96,698
  1.29%, Due 6/16/2004                                            5,000         5,010
National City Bank,
  1.31%, Due 11/14/2003                                          35,000        35,007
  1.19%, Due 12/9/2003                                          200,000       199,991
Southtrust Bank, NA,
  1.16%, Due 3/19/2004                                           50,000        50,045
  1.36%, Due 5/24/2004                                           82,000        82,077
  1.11%, Due 6/21/2004                                           21,500        21,521
Suntrust Bank, NA,
  1.37%, Due 9/5/2003                                            11,100        11,103
  1.39%, Due 4/12/2004                                          125,000       125,157
US Bank, NA, 1.35%, Due 10/29/2003                               50,000        50,013
                                                                           ----------
       TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES           1,436,845
                                                                           ----------
PROMISSORY NOTES - 4.75%
Goldman Sachs Group, LP, 1.25%, Due 9/26/2003                   200,000       200,000
                                                                           ----------
       TOTAL PROMISSORY NOTES                                                 200,000
                                                                           ----------


                             See accompanying notes
                                       10

AMR Investment Services Money Market Portfolio

Schedule Of Investments  June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                     PAR
                                                                    AMOUNT        VALUE
                                                                  ----------    ----------
VARIABLE RATE FUNDING AGREEMENTS (Notes A and E) - 13.78%
General Electric Capital Assurance Company, 1.35%, Due 12/2/2003  $  250,000    $  250,000
Metropolitan Life Insurance Company,
  1.39%, Due 7/18/2003                                               135,000       135,000
  1.36%, Due 11/21/2003                                              195,000       195,000
                                                                                ----------
       TOTAL VARIABLE RATE FUNDING AGREEMENTS                                      580,000
                                                                                ----------

ASSET-BACKED COMMERCIAL PAPER, 144A (Notes C and D) - 5.93%
Jupiter Asset Securitization Corporation, 1.07%, Due 8/11/2003        50,000        49,941
Tulip Funding Corporation, 1.07%, Due 8/1/2003                       200,000       199,822
                                                                                ----------
       TOTAL ASSET-BACKED COMMERCIAL PAPER                                         249,763
                                                                                ----------

VARIABLE RATE MEDIUM-TERM NOTES (Note E) - 17.56%
American Honda Finance Corporation, 144A (Note C),
  1.25%, Due 11/26/2003                                               50,000        49,996
  1.48%, Due 12/5/2003                                                15,000        15,015
  1.35%, Due 6/11/2004                                                15,000        15,027
Bank of America Corporation,
  1.55%, Due 5/3/2004                                                  5,000         5,012
  1.38%, Due 7/2/2004                                                 35,000        35,041
Citigroup, Incorporated, 1.42%, Due 7/26/2004                         60,000        60,107
Donaldson, Lufkin & Jenrette, 1.85%, Due 7/18/2003                    13,200        13,203
General Electric Capital Corporation, 1.17%, Due 7/17/2004           180,000       180,000
Merrill Lynch & Company, Incorporated,
  1.46%, Due 1/14/2004                                                50,000        50,044
  1.60%, Due 1/26/2004                                               100,000       100,160
Salomon Smith Barney Holdings,
  1.60%, Due 7/24/2003                                                17,000        17,003
  1.49%, Due 10/10/2003                                               20,000        20,013
  1.20%, Due 12/19/2003                                               35,000        35,027
  1.45%, Due 1/28/2004                                                10,000        10,010
SLM Corporation, 1.47%, Due 7/26/2004                                 37,000        37,073
US Bancorp, 1.41%, Due 9/15/2003                                      11,500        11,507
USA Education, Incorporated, 1.40%, Due 6/16/2004                     24,000        24,066
Wells Fargo Financial, Incorporated, 1.14%, Due 3/26/2004             61,000        61,040
                                                                                ----------
       TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                       739,344
                                                                                ----------

                             See accompanying notes
                                       11

AMR Investment Services Money Market Portfolio

Schedule Of Investments  June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                PAR
                                                               AMOUNT        VALUE
                                                             ----------    ----------
REPURCHASE AGREEMENTS (Note B) - 19.82%
Banc of America Securities, LLC, 1.25%, Due 7/1/2003         $  300,000    $  300,000
Goldman Sachs, 1.25%, Due 7/1/2003                              300,000       300,000
UBS Securities, LLC, 1.22%, Due 7/1/2003                        234,350       234,350
                                                                           ----------
       TOTAL REPURCHASE AGREEMENTS                                            834,350
                                                                           ----------
TOTAL INVESTMENTS - 106.07% (Cost $4,465,302)                               4,465,302
                                                                           ----------
LIABILITIES, NET OF OTHER ASSETS - (6.07%)                                   (255,450)
                                                                           ----------
TOTAL NET ASSETS - 100%                                                    $4,209,852
                                                                           ==========

Based on the cost of investments of $4,465,302 for federal income tax purposes at June 30, 2003, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(B) Collateral held at Bank of New York for Banc of America Securities, LLC, 6.00%, Due 3/1/2033, Total Value - $306,000,000; and Goldman Sachs,
     3.83% - 7.00%, Due 8/1/2014 - 6/1/2033, Total Value - $306,000,000;
     and at JP Morgan Chase Bank for UBS Securities, LLC, 4.50% - 8.00%,
     Due 10/1/2010 - 5/1/2033, Total Value - $239,040,414.
(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $329,801 or 7.83% of net assets.
(D)  Rates represent discount rate at time of purchase.
(E) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

ABBREVIATIONS:
LLC - Limited Liability Company
LP - Limited Partnership
NA - National Association


                             See accompanying notes
                                       12

AMR Investment Services U.S. Government Money Market Portfolio

Schedule of Investments  June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                PAR
                                                               AMOUNT        VALUE
                                                             ----------    ----------
REPURCHASE AGREEMENTS (Notes A and B) - 47.15%
Banc of America Securities, LLC, 1.25%, Due 7/1/2003         $   50,000    $   50,000
Goldman Sachs, 1.25%, Due 7/1/2003                               50,000        50,000
UBS Securities, LLC, 1.22%, Due 7/1/2003                         15,617        15,617
                                                                           ----------
     TOTAL REPURCHASE AGREEMENTS                                              115,617
                                                                           ----------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 43.79%
Federal Farm Credit Bank,
  Discount Note, 0.95%, Due 7/17/2003                             5,000         5,000
Federal Home Loan Bank,
  Discount Note, 1.34%, Due 7/17/2003 (Note C)                    2,100         2,099
  Discount Note, 1.23%, Due 11/14/2003 (Note C)                   5,000         4,977
  Note 4.857%, 1.255%, Due 4/16/2004                              4,000         4,113
  Floating Rate Note, 1.151%, Due 8/11/2004 (Note D)              5,000         4,998
Federal Home Loan Mortgage Corporation, (Note C)
  Discount Note, 1.76%, Due 7/17/2003                            10,000         9,992
  Discount Note, 1.23%, Due 11/6/2003                             2,525         2,514
  Discount Note, 1.24%, Due 12/15/2003                            4,765         4,737
Federal National Mortgage Association,
  Discount Note, 0.97%, Due 7/7/2003 (Note C)                    20,000        19,997
  Discount Note, 1.24%, Due 8/20/2003 (Note C)                   10,000         9,983
  Discount Note, 1.67%, Due 8/22/2003 (Note C)                   15,000        14,964
  Discount Note, 1.24%, Due 8/27/2003 (Note C)                    1,195         1,193
  Discount Note, 1.24%, Due 9/30/2003 (Note C)                    5,000         4,984
  Discount Note, 1.23%, Due 11/14/2003 (Note C)                   4,005         3,986
  Discount Note, 1.23%, Due 1/29/2004 (Note C)                    1,000           993
  Discount Note, 1.25%, Due 1/29/2004 (Note C)                    2,650         2,630
  Note 5.125%, 1.28%, Due 2/13/2004                               5,000         5,116
  Note 5.125%, 1.33%, Due 2/13/2004                               5,000         5,117
                                                                           ----------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS                                 107,393
                                                                           ----------
SHORT-TERM INVESTMENTS - 8.97%                                 SHARES
                                                             ----------
AIM Government Money Market Fund                             11,000,000        11,000
One Group Institutional Money Market Fund                    11,000,000        11,000
                                                                           ----------
     TOTAL SHORT-TERM INVESTMENTS                                              22,000
                                                                           ----------
TOTAL INVESTMENTS - 99.91% (Cost $245,010)                                    245,010
                                                                           ----------
OTHER ASSETS, NET OF LIABILITIES - 0.09%                                          216
                                                                           ----------
TOTAL NET ASSETS - 100%                                                    $  245,226
                                                                           ==========

Based on the cost of investments of $245,010 for federal income tax purposes at June 30, 2003, there was no unrealized appreciation or depreciation of investments.

(A) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at a tri-party bank. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.
(B) Collateral held at Bank of New York for Banc of America Securities, LLC, 6.00%, Due 3/1/2033, Total Value - $51,000,000; and Goldman Sachs, 5.50%,
    Due 11/1/2017, Total Value - $51,000,000; and at JP Morgan Chase Bank for UBS Securities, LLC, 6.50%, Due 7/1/2032, Total Value - $15,852,742.
(C) Rates represent discount rate.
(D) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

ABBREVIATIONS:
LLC - Limited Liability Company


                             See accompanying notes

AMR Investment Services Trust Portfolios

Statements of Assets and Liabilities  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
in thousands

                                                                              U.S. Government
                                                         Money Market          Money Market
                                                         ------------         ---------------
Assets:
  Investments in securities at value
    (cost - $3,630,952 and $129,393, respectively).....  $  3,630,952          $      129,393
  Repurchase agreements (cost - $834,350 and $115,617,
    respectively)......................................       834,350                 115,617
  Cash.................................................            19                      --
  Dividends and interest receivable....................         4,685                     246
                                                         ------------          --------------
Total assets...........................................     4,470,006                 245,256
                                                         ------------          --------------
Liabilities:
  Payable for investments purchased....................       259,789                      --
  Management and investment advisory fees
    payable (Note 2)...................................           274                      19
  Other liabilities....................................            91                      11
                                                         ------------          --------------
Total liabilities......................................       260,154                      30
                                                         ------------          --------------
Net assets applicable to investors' beneficial
  interests............................................  $  4,209,852          $      245,226
                                                         ============          ==============

                             See accompanying notes

AMR Investment Services Trust Portfolios

Statements Of Operations  Six Months Ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
in thousands

                                                                            U.S. Government
                                                       Money Market          Money Market
                                                       ------------         ---------------
Investment Income:
  Interest income...................................   $    32,850          $        2,260
                                                       ------------         ---------------
    Total investment income.........................        32,850                   2,260
                                                       ------------         ---------------
Expenses:
  Management and investment advisory fees (Note 2)..         2,418                     170
  Custodian fees....................................           140                      19
  Professional fees.................................            65                       3
  Other expenses....................................            95                      18
                                                       ------------         ---------------
    Total expenses..................................         2,718                     210
                                                       ------------         ---------------
Net Investment Income...............................        30,132                   2,050
                                                       ------------         ---------------
Realized Gain on Investments:
  Net realized gain on investments..................            28                       3
                                                       ------------         ---------------
    Net gain on investments.........................            28                       3
                                                       ------------         ---------------
Net increase in net assets resulting from operations   $    30,160          $        2,053
                                                       ============         ===============

                             See accompanying notes

AMR Investment Services Trust Portfolios

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
in thousands

                                                         Money Market            U.S. Government Money
                                                                                       Market
                                                  --------------------------   -------------------------
                                                  Six Months                   Six Months
                                                    Ended        Year Ended      Ended       Year Ended
                                                   June 30,     December 31,    June 30,    December 31,
                                                     2003           2002          2003          2002
                                                  -----------   ------------   -----------   -----------
                                                  (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
  Net investment income.......................    $    30,132   $    165,857   $     2,050   $     6,840
  Net realized gain on investments............             28              6             3            34
                                                  -----------   ------------   -----------   -----------
    Total increase in net assets
      resulting from operations...............         30,160        165,863         2,053         6,874
                                                  -----------   ------------   -----------   -----------
Transactions in Investors' Beneficial Interests:
  Contributions...............................     26,940,823    106,944,248       618,081     2,200,353
  Withdrawals.................................    (29,996,802)  (108,139,347)     (845,545)   (2,032,412)
                                                  -----------   ------------   -----------   -----------
    Net increase (decrease) in net assets
      resulting from transactions in
      investors' beneficial interests.........     (3,055,979)    (1,195,099)     (227,464)      167,941
                                                  -----------   ------------   -----------   -----------
Net increase (decrease) in net assets.........     (3,025,819)    (1,029,236)     (225,411)      174,815
                                                  -----------   ------------   -----------   -----------
Net Assets:
  Beginning of period.........................      7,235,671      8,264,907       470,637       295,822
                                                  -----------   ------------   -----------   -----------
  End of period...............................    $ 4,209,852   $  7,235,671   $   245,226   $   470,637
                                                  ===========   ============   ===========   ===========

                             See accompanying notes

AMR Investment Services Trust Portfolios

Financial Highlights
--------------------------------------------------------------------------------

                                                                          Money Market
                                                ------------------------------------------------------------------
                                                Six Months         Year Ended          Two Months     Year Ended
                                                  Ended           December 31,           Ended        October 31,
                                                 June 30,     ---------------------   December 31,   -------------
                                                   2003       2002    2001    2000        1999       1999    1998
                                                -----------   -----   -----   -----   ------------   -----   -----
                                                (UNAUDITED)
Total Return:.................................     0.61%(A)   1.81%   4.30%    N/A        N/A         N/A     N/A
Ratios to Average Net Assets (Annualized):
    Expenses..................................     0.11%      0.11%   0.11%   0.11%      0.11%       0.11%   0.16%
    Net investment income.....................     1.26%      1.81%   3.95%   6.40%      5.77%       5.11%   5.56%

---------------

(A)  Not annualized.

AMR Investment Services Trust Portfolios

Financial Highlights
--------------------------------------------------------------------------------

                                                                  U.S. Government Money Market
                                                ------------------------------------------------------------------
                                                Six Months         Year Ended          Two Months     Year Ended
                                                  Ended           December 31,           Ended        October 31,
                                                 June 30,     ---------------------   December 31,   -------------
                                                   2003       2002    2001    2000        1999       1999    1998
                                                -----------   -----   -----   -----   ------------   -----   -----
                                                (UNAUDITED)
Total Return:.................................     0.60%(A)   1.74%   4.24%    N/A        N/A         N/A     N/A
Ratios to Average Net Assets (Annualized):
    Expenses..................................     0.12%      0.12%   0.11%   0.13%      0.12%       0.12%   0.17%
    Net investment income.....................     0.21%      1.71%   3.99%   6.27%      5.67%       4.89%   5.45%

---------------

(A)  Not annualized.

                             See accompanying notes

AMR Investment Services Trust

Notes to Financial Statements  June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Note 1-Organization and Significant Accounting Policies

AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio and the AMR Investment Services U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

The following is a summary of the significant accounting policies followed by the Portfolios.

Security Valuation
Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

Security Transactions and Investment Income
Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income and Excise Taxes
The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

Repurchase Agreements
Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Note 2-Transactions with Affiliates

Management Agreement
The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

Other
Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2003, the cost of air transportation was not material to any of the Portfolios.

                       This page intentionally left blank.

                                  [BACK COVER]

ITEM 2. CODE OF ETHICS.
Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the registrant are effective.

     (b) There have been no significant changes in the registrant's internal control over financial reporting during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
     (a)(1) Not Applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American AAdvantage Select Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 8, 2003


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 8, 2003